Fair Value - Summary of Changes in Level 3 of Fair Value Hierarchy for Recurring Fair Value Measurements (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [Line Items]
Beginning balance	₩ 30,664,298
Ending balance	29,745,439	₩ 30,664,298
Beginning balance	17,881,580
Ending balance	16,696,309	17,881,580
Recurring fair value measurement [Member] | Financial assets at fair value through profit or loss [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Beginning balance	6,277	18
Purchases		13,461
Amount recognized in profit or loss	(464)	(7,184)
Sales		(18)
Ending balance	5,813	6,277
Recurring fair value measurement [Member] | Available-for-sale [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Beginning balance	287,889	267,337
Reclassification	(277)	5,723
Amount recognized in other comprehensive income	58,450	15,099
Purchases	85,287	1,561
Amount recognized in profit or loss	(113)	(426)
Sales	(124,159)	(1,405)
Ending balance	307,077	287,889
Recurring fair value measurement [Member] | Other derivative liabilities [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Beginning balance	1,973	2,006
Reclassification	0	0
Purchases	0	0
Amount recognized in profit or loss	3,078	(33)
Sales	0	0
Ending balance	5,051	₩ 1,973
Recurring fair value measurement [Member] | Derivative financial liabilities [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Reclassification	0
Amount recognized in other comprehensive income	(1,909)
Purchases	0
Amount recognized in profit or loss	19,634
Sales	0
Ending balance	₩ 17,725